UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22260

RMR ASIA PACIFIC REAL ESTATE FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Asia Pacific Real Estate Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Jennifer La Belle

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Julie A. Tedesco, Esq.

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

RMR ASIA PACIFIC REAL ESTATE FUND

Portfolio of Investments  —   September 30, 2011 (unaudited)

Company	Shares	Value

COMMON STOCKS — 98.8%

AUSTRALIA — 16.9%

DIVERSIFIED — 8.7%
Charter Hall Group (a)*	948,755	$1,522,438
Folkestone Ltd. (a)(b)	6,250,000	563,286
Stockland (a)*	930,000	2,588,636
		4,674,360
OFFICE — 4.6%
Goodman Group (a)*	4,470,000	2,449,070

RETAIL — 3.6%
Charter Hall Retail REIT (a)*	222,347	668,128
Westfield Group (a)*	170,000	1,260,669
		1,928,797
Total Australia (Cost $11,083,650)		9,052,227

CHINA — 5.2%

DIVERSIFIED — 5.2%
Evergrande Real Estate Group, Ltd. (a)	4,740,000	1,460,557
Shimao Property Holdings, Ltd. (a)	1,778,000	1,326,498
		2,787,055
Total China (Cost $5,295,407)		2,787,055

HONG KONG — 33.1%

DIVERSIFIED — 23.3%
Champion Real Estate Investment Trust (a)*	2,033,000	779,233
Great Eagle Holdings, Ltd. (a)	674,886	1,457,983
Hongkong Land Holdings, Ltd. (a)	915,000	4,053,982
Hysan Development Co., Ltd. (a)	777,395	2,325,580
Kerry Properties, Ltd. (a)	514,000	1,640,609
New World Development Co., Ltd. (a)	17,392	16,652
Poly (Hong Kong) Investments, Ltd. (a)	4,250,000	1,293,675
Shui On Land, Ltd. (a)	3,706,500	896,871
		12,464,585
HOSPITALITY — 9.8%
Sun Hung Kai Properties, Ltd. (a)	456,000	5,231,235
Total Hong Kong (Cost $26,071,028)		17,695,820

JAPAN — 32.3%

DIVERSIFIED — 30.9%
Mitsubishi Estate Co., Ltd. (a)	420,500	6,820,763
Mitsui Fudosan Co., Ltd. (a)	360,000	5,686,987
Sumitomo Realty & Development Co., Ltd. (a)	139,000	2,672,002
Tokyo Tatemono Co., Ltd. (a)	440,000	1,339,027
		16,518,779
RETAIL — 1.4%
AEON Mall Co., Ltd. (a)	33,000	753,787
Total Japan (Cost $18,863,279)		17,272,566

SINGAPORE — 11.3%

DIVERSIFIED — 9.2%
Capitacommercial Trust (a)*	2,250,000	1,718,737
CapitaLand, Ltd. (a)*	1,639,000	3,058,056
Singapore Land, Ltd. (a)	39,000	172,920
		4,949,713
OFFICE — 2.1%
K-REIT Asia (a)*	1,465,000	1,117,315
Total Singapore (Cost $8,453,786)		6,067,028

Total Common Stocks (Cost $69,767,150)		52,874,696

P-NOTES (c) — 0.9%

INDIA — 0.9%
DLF, Ltd., Macquarie Bank, Ltd., expiring 6/26/12 (a)(d)	64,500	288,315
Unitech, Ltd., Macquarie Bank, Ltd., expiring 5/29/13 (a)(d)	348,000	184,440

Total P-Notes (Cost $1,042,953)		472,755

SHORT-TERM INVESTMENTS — 0.5%

MONEY MARKET FUNDS — 0.5%
Dreyfus Cash Management Fund, Institutional Shares, 0.05% (e) (Cost $284,385)	284,385	284,385

Total Investments — 100.2% (Cost $71,094,488)		53,631,836

Other assets less liabilities — (0.2)%		(127,320)
Net Assets — 100%		$53,504,516

Notes to Portfolio of Investments

*	The company is organized as a real estate investment trust as defined by the laws of its country of domicile.

(a)

As of September 30, 2011, the Fund held $53,347,451 of securities fair valued in accordance with policies adopted by the board of trustees, which represents 99.5% of the Fund’s total investments. See Note A(2) in the notes to portfolio of investments.

(b)	As of September 30, 2011, this security had discontinued paying distributions.

See notes to portfolio of investments.

(c)

P-Notes are participation interest notes that are issued by banks or broker dealers and are designed to offer a return linked to particular underlying equity or debt securities, currencies or equity markets. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying securities, currencies or markets that they seek to replicate. There is additional counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. As a result, there can be no assurance that the trading price of P-Notes will equal the underlying value of the securities or markets that they seek to replicate.

(d)	As of September 30, 2011, this security had not paid a distribution.

(e)	Rate reflects 7 day yield as of September 30, 2011.

See notes to portfolio of investments.

Notes to Portfolio of Investments

September 30, 2011 (unaudited)

Note A

(1) Portfolio Valuation

Investment securities of RMR Asia Pacific Real Estate Fund, or the Fund, or RAP, are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day.  Some foreign markets close before the close of customary trading sessions on the NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchanges on which foreign securities trade have closed, but before the NYSE closes, that RAP determines could affect the value of the foreign securities RAP owns or cause their earlier trading prices to be unreliable as a basis for determining value.  If these events are expected to materially affect RAP’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by RAP’s board of trustees.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under the supervision of the Fund’s board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note A (2) for a further description of fair value measurements.  Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued, which approximates fair value.

(2) Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•                  Level 1 — quoted prices in active markets for identical investments.

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates significantly from the previous day close, RAP believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of these securities at the time the U.S. market closes and RAP fair values its investment securities. In such circumstances, RAP reports holdings in its foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value.  The types of inputs may change as the market fluctuates and/or the availability of data used in an investment’s valuation changes.  The Fund recognizes transfers between the levels as of the end of the period.

The following is a summary of the types of inputs used on September 30, 2011, in valuing RAP’s investments:

Notes to Portfolio of Investments  - continued

September 30, 2011 (unaudited)

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia
Diversified	$—	$4,674,360	$—	$4,674,360
Office	—	2,449,070	—	2,449,070
Retail	—	1,928,797	—	1,928,797
Total Australia	—	9,052,227	—	9,052,227
China
Diversified	—	2,787,055	—	2,787,055
Total China	—	2,787,055	—	2,787,055
Hong Kong
Diversified	—	12,464,585	—	12,464,585
Hospitality	—	5,231,235	—	5,231,235
Total Hong Kong	—	17,695,820	—	17,695,820
Japan
Diversified	—	16,518,779	—	16,518,779
Retail	—	753,787	—	753,787
Total Japan	—	17,272,566	—	17,272,566
Singapore
Diversified	—	4,949,713	—	4,949,713
Office	—	1,117,315	—	1,117,315
Total Singapore	—	6,067,028	—	6,067,028
Total Common Stocks	—	52,874,696	—	52,874,696
P-Notes
India	—	472,755	—	472,755
Total P-Notes	—	472,755	—	472,755
Short-Term Investments
Money Market Funds	284,385	—	—	284,385
Total Investments	$284,385	$53,347,451	$—	$53,631,836

On September 30, 2011, RAP’s foreign securities were valued using fair values determined by an independent pricing service due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, thereby resulting in their Level 2 classification. There were no investments in securities characterized as Level 3 on June 30, 2011 or September 30, 2011, for RAP.  During the period ended September 30, 2011, there were no transfers of investments for which RAP began or discontinued to use Level 3 inputs to measure value.

(3) Tax Information

Although subject to adjustments, the Fund’s investments for federal income tax purposes as of September 30, 2011, were as follows:

Cost	$74,138,831
Gross unrealized appreciation	$19,404
Gross unrealized depreciation	(20,526,399)
Net unrealized depreciation	$(20,506,995)

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR ASIA PACIFIC REAL ESTATE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 18, 2011

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 18, 2011